UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-5719

Dreyfus Stock Index Fund, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	12/31
Date of reporting period:	06/30/2005

FORM N-CSR

Item 1. Reports to Stockholders.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

2	Letter from the Chairman
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses
With Those of Other Funds
7	Statement of Investments
23	Statement of Financial Futures
24	Statement of Assets and Liabilities
25	Statement of Operations
26	Statement of Changes in Net Assets
28	Financial Highlights
30	Notes to Financial Statements
38	Information About the Review and Approval
of the Fund’s Management Agreement
FOR MORE INFORMATION

Back Cover

The Fund

Dreyfus
Stock Index Fund, Inc.

LETTER FROM THE CHAIRMAN

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Stock Index Fund, Inc., covering the six-month period from January 1, 2005, through June 30, 2005. Inside, you’ll find valuable information about how the fund was managed during the reporting period, including a discussion with the fund’s portfolio manager,Thomas Durante, CFA.

On average, U.S. stock prices ended the first half of 2005 slightly lower than where they began, largely due to headwinds caused by higher energy prices, rising short-term interest rates and recent evidence of slower economic growth. While midcap stocks generally produced higher returns than large-cap stocks, and large-cap stocks generally outperformed small-cap stocks, these differences were relatively small. Conversely, value-oriented stocks continued to produce substantially better results than their more growth-oriented counterparts.

In some ways, market conditions at midyear remind us of those from one year ago, when stock prices languished due to economic and political concerns before rallying strongly later in the year. Currently, our economists expect the U.S. economy to continue to grow over the foreseeable future without significant new inflationary pressures, potentially setting the stage for better business conditions that could send stock prices higher.As always, we encourage you to discuss these and other matters with your financial advisor.

Thank you for your continued confidence and support.

2

DISCUSSION OF FUND PERFORMANCE Thomas Durante, CFA, Portfolio Manager How did Dreyfus Stock Index Fund, Inc. perform relative to its benchmark?

For the six-month period ended June 30, 2005, Dreyfus Stock Index Fund, Inc. produced total returns of –0.92% for its Initial shares and –1.04% for its Service shares.1 In comparison, the fund’s benchmark, the Standard & Poor’s 500 Composite Stock Price Index (“S&P 500 Index”), produced a total return of –0.81% for the same period.2,3

We attribute the S&P 500 Index’s performance to investors’ concerns regarding the potentially adverse effects of rising interest rates and surging energy prices on stock prices. The difference between the fund’s and the S&P 500 Index’s returns was primarily the result of transaction costs and other operating expenses that are not reflected in the performance of the S&P 500 Index.

What is the fund’s investment approach?

The fund seeks to match the total return of the S&P 500 Index. To pursue this goal, the fund generally invests in all 500 stocks in proportion to their weightings in the S&P 500 Index. Often considered a barometer for the stock market in general, the S&P 500 Index is made up of 500 widely held common stocks across 10 sectors and is dominated by large-cap, blue-chip stocks which, when combined, cover nearly 75% of the total U.S. market capitalization.

However,it is important to note that the S&P 500 Index is not composed of the 500 largest companies; rather, it is designed to capture the returns of many different sectors of the U.S. economy. Each stock is weighted by its market capitalization. Overall, larger companies have greater representation in the S&P 500 Index than smaller ones.The fund may also use stock index futures as a substitute for the sale or purchase of stocks.

Dreyfus Stock Index Fund, Inc. uses a passive management approach; all investment decisions are made based on the fund’s objective, which

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

is to seek to match the performance of the S&P 500 Index.The fund does not attempt to manage market volatility.

What other factors influenced the fund’s performance?

Early in the reporting period, the U.S. economy showed evidence of more sustainable growth, and corporate earnings were generally positive. Many corporations had large amounts of cash to put to work on capital expenditure projects, M&A activity, stock buy-back programs and dividends, all of which had the potential to boost the equity markets. However, these positive influences were offset by rising interest rates and mounting inflation worries, due to surging energy prices, that threatened to erode economic activity and corporate financial results.

The S&P 500 Index’s technology and telecommunications stocks produced generally disappointing results over the reporting period as investors turned away from the more growth-oriented parts of the market.Software and Internet companies bore the brunt of the sector’s weakness, while hardware stocks fared somewhat better, and electronic equipment companies produced mixed results. Media companies also lost value during the reporting period — including television stations, newspapers, cable companies and movie production firms — due to disappointing DVD sales and advertising revenue.In addition,airlines,trucking companies and large warehouse-type retailers were hurt by higher gasoline prices.

On the other hand, the S&P 500 Index’s strongest gains during the reporting period stemmed from its energy holdings, which benefited from higher commodity prices as rising demand from China and the United States was met by limited supplies of oil and gas.While all areas within the S&P 500 Index’s energy sector produced positive returns, large integrated energy companies, such as industry leader ExxonMobil, provided particularly strong results.

The S&P 500 Index also received strong contributions to performance from the health care sector, where HMOs and hospitals fared especially well. Many of these companies benefited from greater pricing power and lower costs. In addition, as more workers found employment in

4

the recovering economy, HMO enrollment trends improved, helping to boost revenues and earnings. Finally, many of the S&P 500 Index’s electric utilities stocks posted gains as a result of shifts in investor sentiment that favored more value-oriented stocks.

What is the fund’s current strategy?

As an index fund, our strategy is to attempt to replicate the returns of the S&P 500 Index.Accordingly, as of June 30, 2005, the percentage of the fund’s assets invested in each industry closely approximated its representation in the S&P 500 Index. In our view, one of the greatest benefits of broadly diversified index funds is that they can help investors manage risks by limiting the impact on the overall portfolio of unexpected losses in any single industry group or holding.

July 15, 2005
The fund is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies. Individuals may not purchase shares of the fund directly. A variable annuity is an insurance contract issued by an insurance company that enables investors to accumulate assets on a tax-deferred basis for retirement or other long-term goals.The investment objective and policies of Dreyfus Stock Index Fund, Inc. made available through insurance products may be similar to other funds/portfolios managed or advised by Dreyfus.
However, the investment results of the fund may be higher or lower than, and may not be comparable to, those of any other Dreyfus fund/portfolio.
[1]	Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.The fund’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in variable insurance contracts, which will reduce returns. Return figures provided reflect the absorption of fund expenses by The Dreyfus Corporation pursuant to an agreement in which shareholders are given at least 180 days’ notice, at which time it may be extended, terminated or modified. Had these expenses not been absorbed, the fund’s returns would have been lower.
[2]	SOURCE: LIPPER INC. — Reflects reinvestment of dividends daily and, where applicable, capital gain distributions.The Standard & Poor’s 500 Composite Stock Price Index is a widely accepted, unmanaged index of U.S. stock market performance.
[3]	“Standard & Poor’s®,”“S&P®,”“Standard & Poor’s 500®” and “S&P 500®” are trademarks of The McGraw-Hill Companies, Inc., and have been licensed for use by the fund.The fund is not sponsored, endorsed, sold or promoted by Standard & Poor’s and Standard & Poor’s makes no representation regarding the advisability of investing in the fund.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Stock Index Fund, Inc. from January 1, 2005 to June 30, 2005. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended June 30, 2005
	Initial Shares	Service Shares

Expenses paid per $1,000 †	$ 1.33	$ 2.57
Ending value (after expenses)	$990.80	$989.60

COMPARING YOUR FUND’S EXPENSES WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended June 30, 2005
	Initial Shares	Service Shares

Expenses paid per $1,000 †	$ 1.35	$ 2.61
Ending value (after expenses)	$1,023.46	$1,022.22

† Expenses are equal to the fund’s annualized expense ratio of .27% for Initial shares and .52% for Service shares;
multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS June 30, 2005 (Unaudited)
Common Stocks—99.7%	Shares	Value ($)

Consumer Cyclical—9.1%
Albertson’s	145,155 [a]	3,001,805
AutoNation	88,000 [b]	1,805,760
AutoZone	25,900 [a,b]	2,394,714
Bed Bath & Beyond	116,400 [b]	4,863,192
Best Buy	117,650	8,064,908
Big Lots	44,800 [b]	593,152
Brunswick	38,200	1,654,824
CVS	319,180	9,278,563
Circuit City Stores—Circuit City Group	75,400 [a]	1,303,666
Coach	148,600 [b]	4,988,502
Cooper Tire & Rubber	25,200	467,964
Costco Wholesale	188,250	8,437,365
Dana	59,249 [a]	889,327
Darden Restaurants	57,450	1,894,701
Delphi	221,079	1,028,017
Delta Air Lines	56,600 [a,b]	212,816
Dillard’s, Cl. A	28,200	660,444
Dollar General	118,909	2,420,987
Eastman Kodak	113,100 [a]	3,036,735
Family Dollar Stores	65,750	1,716,075
Federated Department Stores	67,148	4,920,605
Ford Motor	725,150	7,425,536
Gap	298,551 [a]	5,896,382
General Motors	222,848 [a]	7,576,832
Genuine Parts	68,750 [a]	2,824,938
Harley-Davidson	112,200	5,565,120
Harrah’s Entertainment	71,550	5,156,609
Hasbro	66,050	1,373,180
Hilton Hotels	150,450	3,588,233
Home Depot	845,644	32,895,552
International Game Technology	135,400	3,811,510
J. C. Penney	103,700	5,452,546
Johnson Controls	75,700	4,264,181
Jones Apparel Group	47,500 [a]	1,474,400
Kohl’s	128,523 [b]	7,185,721
Kroger	287,148 [b]	5,464,426

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)

Consumer Cyclical (continued)
Limited Brands	149,800	3,208,716
Liz Claiborne	42,800	1,701,728
Lowe’s Cos.	304,410 [a]	17,722,750
Marriott International, Cl. A	78,200	5,334,804
Mattel	162,195	2,968,169
May Department Stores	117,950	4,736,872
Maytag	31,400 [a]	491,724
McDonald’s	499,355	13,857,101
NIKE, Cl. B	89,950	7,789,670
Navistar International	25,900 [b]	828,800
Nordstrom	48,400	3,289,748
Office Depot	124,400 [b]	2,841,296
OfficeMax	27,800	827,606
PACCAR	68,512	4,658,816
RadioShack	61,300	1,420,321
Reebok International	22,100 [a]	924,443
Safeway	176,569	3,988,694
Sears Holdings	40,288	6,037,963
Southwest Airlines	290,612	4,048,225
Staples	290,225	6,187,597
Starbucks	153,600 [b]	7,934,976
Starwood Hotels & Resorts Worldwide	85,200	4,990,164
TJX Cos.	185,350	4,513,273
Target	348,042	18,936,965
Tiffany & Co.	56,600	1,854,216
Toys R Us	87,300 [b]	2,311,704
V. F.	39,400	2,254,468
Visteon	50,710	305,781
Wal-Mart Stores	1,318,229	63,538,637
Walgreen	402,800	18,524,772
Wendy’s International	45,300	2,158,545
Whirlpool	26,400 [a]	1,850,904
Yum! Brands	114,150	5,944,932
		391,573,668
Consumer Staples—7.7%
Alberto-Culver, Cl. B	33,700	1,460,221
Altria Group	815,943	52,758,874

8

Common Stocks (continued)	Shares	Value ($)

Consumer Staples (continued)
Anheuser-Busch Cos.	305,850	13,992,637
Archer-Daniels-Midland	245,805	5,255,311
Avon Products	186,000	7,040,100
Brown-Forman, Cl. B	35,500	2,146,330
Campbell Soup	127,949	3,936,991
Clorox	60,750	3,384,990
Coca-Cola	891,742	37,230,228
Coca-Cola Enterprises	139,000	3,059,390
Colgate-Palmolive	206,150	10,288,947
ConAgra Foods	204,050	4,725,798
Fortune Brands	57,350	5,092,680
General Mills	145,700	6,817,303
Gillette	393,066	19,900,931
H.J. Heinz	137,900	4,884,418
Hershey Foods	85,678 [a]	5,320,604
Kellogg	137,800	6,123,832
Kimberly-Clark	188,498	11,798,090
McCormick & Co.	53,300	1,741,844
Molson Coors Brewing, Cl. B	30,950 [a]	1,918,900
Newell Rubbermaid	108,478 [a]	2,586,116
Pactiv	58,750 [a,b]	1,267,825
Pepsi Bottling Group	77,250 [a]	2,210,123
PepsiCo	659,791	35,582,528
Procter & Gamble	975,000	51,431,250
Reynolds American	45,900 [a]	3,616,920
SUPERVALU	53,600 [a,b]	1,747,896
Sara Lee	310,198	6,145,022
Sysco	249,450	9,027,596
UST	65,100	2,972,466
Wm. Wrigley Jr.	77,200	5,314,448
		330,780,609
Energy—9.0%
Amerada Hess	33,800	3,600,038
Anadarko Petroleum	92,884	7,630,421
Apache	129,322 [a]	8,354,201
BJ Services	63,800	3,348,224
Baker Hughes	133,460 [a]	6,827,814

The Fund9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)

Energy (continued)
Burlington Resources	151,900	8,390,956
CenterPoint Energy	114,446 [a]	1,511,832
ChevronTexaco	826,704	46,229,287
ConocoPhillips	548,554	31,536,369
Devon Energy	186,700	9,461,956
EOG Resources	94,300	5,356,240
El Paso	253,979 [a]	2,925,838
Exxon Mobil	2,508,218	144,147,288
Halliburton	199,251	9,528,183
Kerr-McGee	45,938 [a]	3,505,529
KeySpan	68,150	2,773,705
Kinder Morgan	42,800 [a]	3,560,960
Marathon Oil	130,850	6,983,465
Nabors Industries	58,600 [b]	3,552,332
National-Oilwell Varco	67,800 [a,b]	3,223,212
Nicor	17,400 [a]	716,358
NiSource	107,153	2,649,894
Noble	53,500	3,290,785
Occidental Petroleum	156,950	12,074,164
Peoples Energy	15,000	651,900
Rowan Cos.	42,700	1,268,617
Schlumberger	232,100	17,625,674
Sempra Energy	94,295	3,895,326
Sunoco	27,100 [a]	3,080,728
Transocean	128,533 [b]	6,936,926
Unocal	107,100	6,966,855
Valero Energy	101,200 [a]	8,005,932
Williams Cos.	224,871	4,272,549
XTO Energy	142,166	4,832,222
		388,715,780
Health Care—13.3%
Abbott Laboratories	610,976	29,943,933
Aetna	114,482	9,481,399
Allergan	51,400	4,381,336
AmerisourceBergen	41,509	2,870,347
Amgen	487,624 [b]	29,481,747
Applera—Applied Biosystems Group	77,750	1,529,343

10

Common Stocks (continued)	Shares	Value ($)

Health Care (continued)
Bausch & Lomb	21,100	1,751,300
Baxter International	244,550	9,072,805
Becton, Dickinson & Co.	99,500	5,220,765
Biogen Idec	135,827 [b]	4,679,240
Biomet	99,225	3,437,154
Boston Scientific	295,400 [b]	7,975,800
Bristol-Myers Squibb	770,028	19,235,299
CIGNA	51,571	5,519,644
C.R. Bard	41,400	2,753,514
Cardinal Health	168,700	9,713,746
Caremark Rx	178,700 [b]	7,955,724
Chiron	58,350 [a,b]	2,035,832
Eli Lilly & Co.	446,437	24,871,005
Express Scripts	58,400 [b]	2,918,832
Fisher Scientific International	47,300 [b]	3,069,770
Forest Laboratories	134,100 [b]	5,209,785
Genzyme	99,450 [b]	5,975,951
Gilead Sciences	178,000 [a,b]	7,830,220
Guidant	128,045	8,617,429
HCA	165,105	9,356,500
Health Management Associates, Cl. A	97,100 [a]	2,542,078
Hospira	62,277 [b]	2,428,803
Humana	63,800 [b]	2,535,412
Johnson & Johnson	1,171,602	76,154,130
King Pharmaceuticals	95,266 [b]	992,672
Laboratory Corporation of America Holdings	53,000 [b]	2,644,700
Manor Care	34,000	1,350,820
McKesson	116,269	5,207,689
Medco Health Solutions	109,199 [b]	5,826,859
MedImmune	97,600 [b]	2,607,872
Medtronic	476,573	24,681,716
Merck & Co.	868,066	26,736,433
Millipore	19,700 [b]	1,117,581
Mylan Laboratories	106,100	2,041,364
PerkinElmer	51,068	965,185
Pfizer	2,929,611	80,798,671
Quest Diagnostics	71,800	3,824,786

The Fund 11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)

Health Care (continued)
St. Jude Medical	142,800 [b]	6,227,508
Schering-Plough	581,151	11,076,738
Stryker	147,700	7,024,612
Tenet Healthcare	184,600 [a,b]	2,259,504
Thermo Electron	63,500 [b]	1,706,245
UnitedHealth Group	498,900	26,012,646
Waters	46,250 [b]	1,719,113
Watson Pharmaceuticals	43,400 [b]	1,282,904
WellPoint	241,400 [b]	16,811,096
Wyeth	527,420	23,470,190
Zimmer Holdings	97,302 [b]	7,411,493
		572,347,240
Interest Sensitive—23.6%
ACE	113,250	5,079,262
AFLAC	197,692	8,556,110
Allstate	263,271	15,730,442
Ambac Financial Group	42,694	2,978,333
American Express	461,473	24,564,208
American International Group	1,022,373	59,399,871
AmSouth Bancorporation	139,100	3,616,600
Aon	125,250	3,136,260
Apartment Investment & Management, Cl. A	37,500	1,534,500
Archstone-Smith Trust	78,300	3,023,946
BB&T	215,300	8,605,541
Bank of America	1,584,536	72,270,687
Bank of New York	306,732	8,827,747
Bear Stearns Cos.	44,752	4,651,523
CIT Group	82,900	3,562,213
Capital One Financial	99,300 [a]	7,944,993
Charles Schwab	448,978	5,064,472
Chubb	77,000	6,591,970
Cincinnati Financial	65,630	2,596,323
Citigroup	2,049,690	94,757,169
Comerica	66,500	3,843,700
Compass Bancshares	48,794	2,195,730
Countrywide Financial	231,598	8,941,999
E*TRADE Financial	145,200 [b]	2,031,348

12

Common Stocks (continued)	Shares	Value ($)

Interest Sensitive (continued)
Equity Office Properties Trust	160,600	5,315,860
Equity Residential	112,950	4,158,819
Fannie Mae	381,409	22,274,286
Federated Investors, Cl. B	37,400	1,122,374
Fifth Third Bancorp	205,592	8,472,446
First Horizon National	48,900	2,063,580
Franklin Resources	78,100	6,012,138
Freddie Mac	272,115	17,750,061
General Electric	4,178,883	144,798,296
Golden West Financial	111,386	7,171,031
Goldman Sachs Group	174,150	17,766,783
H&R Block	65,100 [a]	3,798,585
Hartford Financial Services Group	116,850	8,738,043
Huntington Bancshares	91,504	2,208,907
J.P. Morgan Chase & Co.	1,386,426	48,968,566
Janus Capital Group	89,400	1,344,576
Jefferson-Pilot	53,537	2,699,335
KeyCorp	160,666 [a]	5,326,078
Lehman Brothers Holdings	109,030 [a]	10,824,498
Lincoln National	68,400	3,209,328
Loews	62,950	4,878,625
M&T Bank	38,500	4,048,660
MBIA	53,350 [a]	3,164,189
MBNA	499,434	13,065,193
MGIC Investment	37,200 [a]	2,426,184
Marsh & McLennan Cos.	209,958	5,815,837
Marshall & Ilsley	83,900	3,729,355
Mellon Financial	166,757	4,784,258
Merrill Lynch	372,431	20,487,429
MetLife	288,900	12,983,166
Morgan Stanley	431,716	22,652,139
National City	234,099	7,987,458
North Fork Bancorporation	188,150	5,285,133
Northern Trust	80,090	3,651,303
PNC Financial Services Group	111,723	6,084,435
Plum Creek Timber	72,450	2,629,935
Principal Financial Group	115,750 [a]	4,849,925

The Fund 13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)

Interest Sensitive (continued)
Progressive	78,282	7,735,044
ProLogis	73,500 [a]	2,957,640
Providian Financial	115,943 [b]	2,044,075
Prudential Financial	205,650	13,502,979
Regions Financial	182,784	6,192,722
SLM	165,300 [a]	8,397,240
Safeco	50,250	2,730,585
St. Paul Travelers Cos.	265,434	10,492,606
Simon Property Group	86,600 [a]	6,277,634
Sovereign Bancorp	143,700	3,210,258
State Street	130,450 [a]	6,294,213
SunTrust Banks	133,850	9,669,324
Synovus Financial	122,550	3,513,509
T. Rowe Price Group	48,700	3,048,620
Torchmark	41,000	2,140,200
UnumProvident	117,369 [a]	2,150,200
U.S. Bancorp	722,105 [a]	21,085,466
Wachovia	621,126	30,807,850
Washington Mutual	345,644	14,064,254
Wells Fargo	664,857	40,941,894
XL Capital, Cl. A	55,200	4,107,984
Zions Bancorporation	35,300	2,595,609
		1,016,011,667
Producer Goods & Services—10.1%
Air Products & Chemicals	90,350	5,448,105
Alcoa	343,656	8,979,731
Allegheny Technologies	35,336	779,512
American Power Conversion	71,400	1,684,326
American Standard Cos.	70,400	2,951,168
Ashland	26,400	1,897,368
Avery Dennison	40,050	2,121,048
Ball	43,400	1,560,664
Bemis	42,200	1,119,988
Black & Decker	31,500	2,830,275
Boeing	325,620	21,490,920

14

Common Stocks (continued)	Shares		Value ($)

Producer Goods & Services (continued)
Burlington Northern Santa Fe	148,392		6,986,295
CSX	85,300		3,638,898
Caterpillar	134,615		12,830,156
Centex	50,400	[a]	3,561,768
Cooper Industries, Cl. A	36,600		2,338,740
Cummins	17,200	[a]	1,283,292
Deere & Co.	97,100		6,359,079
Dover	80,250		2,919,495
Dow Chemical	378,752		16,865,827
E. I. du Pont de Nemours	392,450		16,879,274
Eastman Chemical	31,700		1,748,255
Eaton	59,400		3,558,060
Ecolab	86,500		2,799,140
Emerson Electric	164,190		10,283,220
Engelhard	47,550		1,357,553
FedEx	119,040		9,643,430
Fluor	34,100	[a]	1,963,819
Freeport-McMoRan Copper & Gold, Cl. B	70,800		2,650,752
General Dynamics	78,936		8,646,649
Georgia-Pacific	102,525		3,260,295
Goodrich	47,500		1,945,600
Goodyear Tire & Rubber	69,300	[a,b]	1,032,570
Great Lakes Chemical	20,500		645,135
Hercules	44,500	[b]	629,675
Honeywell International	336,124		12,312,222
ITT Industries	36,350		3,548,851
Illinois Tool Works	107,550		8,569,584
Ingersoll-Rand, Cl. A	66,400		4,737,640
International Flavors & Fragrances	34,900	[a]	1,264,078
International Paper	193,220		5,837,176
KB HOME	32,800	[a]	2,500,344
L-3 Communications Holdings	46,802		3,584,097
Leggett & Platt	74,700		1,985,526
Lockheed Martin	159,160		10,324,709
Louisiana-Pacific	43,700		1,074,146

The Fund 15

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)

Producer Goods & Services (continued)
Masco	170,900	5,427,784
MeadWestvaco	73,439	2,059,230
Molex	66,175 [a]	1,723,197
Monsanto	105,713 [a]	6,646,176
Newmont Mining	175,654	6,855,776
Norfolk Southern	159,250	4,930,380
Northrop Grumman	141,504	7,818,096
Nucor	63,100 [a]	2,878,622
PPG Industries	67,633	4,244,647
Pall	49,001	1,487,670
Parker-Hannifin	47,375	2,937,724
Phelps Dodge	38,149 [a]	3,528,783
Praxair	127,500	5,941,500
Pulte Homes	46,700	3,934,475
Raytheon	178,150	6,969,228
Rockwell Automation	68,900	3,356,119
Rockwell Collins	70,150	3,344,752
Rohm & Haas	76,041	3,523,740
Sealed Air	32,973 [b]	1,641,726
Sherwin-Williams	49,300	2,321,537
Sigma-Aldrich	27,100 [a]	1,518,684
Snap-On	22,800	782,040
Stanley Works	29,700	1,352,538
3M	303,198	21,921,215
Temple-Inland	49,000	1,820,350
Textron	53,200	4,035,220
Tyco International	795,771	23,236,513
Union Pacific	103,628	6,715,094
United Parcel Service, Cl. B	438,850	30,350,866
United States Steel	45,000 [a]	1,546,650
United Technologies	403,282	20,708,531
Vulcan Materials	40,200 [a]	2,612,598
W.W. Grainger	32,900	1,802,591
Weyerhaeuser	96,500	6,142,225
		436,544,732

16

Common Stocks (continued)	Shares		Value ($)

Services—6.8%
ALLTEL	128,900		8,027,892
Affiliated Computer Services, Cl. A	49,800	[b]	2,544,780
Allied Waste Industries	106,700	[a,b]	846,131
Apollo Group, Cl. A	64,450	[b]	5,041,279
Automatic Data Processing	229,878		9,647,980
Carnival	207,624		11,325,889
Cendant	414,302		9,267,936
Cintas	59,000		2,277,400
Clear Channel Communications	200,947	[b]	6,215,291
Comcast, Cl. A	869,025	[b]	26,679,067
Computer Sciences	72,500	[b]	3,168,250
Convergys	56,002	[b]	796,348
Dow Jones & Co.	27,900	[a]	989,055
Electronic Data Systems	204,450		3,935,663
Equifax	51,150		1,826,567
First Data	306,840		12,316,558
Fiserv	75,382	[b]	3,237,657
Gannett	97,888	[a]	6,962,773
IMS Health	89,250		2,210,723
Interpublic Group of Companies	166,650	[b]	2,029,797
Knight-Ridder	29,294	[a]	1,796,894
McGraw-Hill Cos.	147,600		6,531,300
Meredith	17,700		868,362
Monster Worldwide	47,600	[b]	1,365,168
Moody’s	108,800		4,891,648
NEXTEL Communications, Cl. A	443,450	[b]	14,327,869
New York Times, Cl. A	57,300		1,784,895
News, Cl. A	1,136,400		18,386,952
Omnicom Group	72,280		5,772,281
Paychex	140,175		4,561,295
R. R. Donnelley & Sons	84,050		2,900,566
Robert Half International	62,800		1,568,116
Ryder System	25,300		925,980
Sabre Holdings	51,650		1,030,418
Sprint (FON Group)	582,991	[a]	14,627,244

T h e F u n d 17

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)

Services (continued)
SunGard Data Systems	114,400 [b]	4,023,448
Time Warner	1,846,268 [b]	30,851,138
Tribune	117,430	4,131,187
Unisys	133,500 [b]	845,055
Univision Communications, Cl. A	114,500 [a,b]	3,154,475
Viacom, Cl. B	635,286	20,341,857
Walt Disney	804,309	20,252,500
Waste Management	223,854	6,344,022
		290,629,706
Technology—14.6%
ADC Telecommunications	45,714 [b]	995,194
Adobe Systems	192,700	5,515,074
Advanced Micro Devices	155,600 [a,b]	2,698,104
Agilent Technologies	170,390 [b]	3,922,378
Altera	146,400 [b]	2,901,648
Analog Devices	145,800	5,439,798
Andrew	64,043 [b]	817,189
Apple Computer	324,600 [b]	11,948,526
Applied Materials	647,700	10,479,786
Applied Micro Circuits	120,800 [b]	309,248
Autodesk	90,100	3,096,737
Avaya	187,992 [b]	1,564,093
BMC Software	87,300 [b]	1,567,035
Broadcom, Cl. A	115,358 [b]	4,096,363
CIENA	227,200 [b]	474,848
Cisco Systems	2,518,018 [b]	48,119,323
Citrix Systems	66,700 [b]	1,444,722
Computer Associates International	209,709 [a]	5,762,803
Compuware	153,100 [b]	1,100,789
Comverse Technology	78,900 [a,b]	1,865,985
Corning	570,998 [b]	9,489,987
Danaher	108,400	5,673,656

18

Common Stocks (continued)	Shares	Value ($)

Technology (continued)
Dell	953,912 [b]	37,689,063
EMC	946,744 [b]	12,979,860
eBay	478,600 [b]	15,798,586
Electronic Arts	120,800 [b]	6,838,488
Freescale Semiconductor, Cl. B	158,302 [b]	3,352,836
Gateway	117,000 [b]	386,100
Hewlett-Packard	1,137,280	26,737,453
Intel	2,432,210	63,383,392
International Business Machines	635,668	47,166,566
Intuit	73,050 [a,b]	3,295,286
JDS Uniphase	570,600 [a,b]	867,312
Jabil Circuit	72,500 [b]	2,227,925
KLA-Tencor	77,600	3,391,120
LSI Logic	152,800 [b]	1,297,272
Lexmark International	49,850 [b]	3,231,776
Linear Technology	120,550 [a]	4,422,980
Lucent Technologies	1,745,521 [a,b]	5,079,466
Maxim Integrated Products	129,250	4,938,643
Mercury Interactive	34,136 [b]	1,309,457
Micron Technology	242,250 [a,b]	2,473,373
Microsoft	3,958,996	98,341,460
Motorola	966,185	17,642,538
NCR	73,600 [b]	2,584,832
NVIDIA	66,600 [b]	1,779,552
National Semiconductor	137,500	3,029,125
Network Appliance	144,300 [b]	4,079,361
Novell	150,100 [b]	930,620
Novellus Systems	54,400 [b]	1,344,224
Oracle	1,742,192 [b]	22,996,934
PMC-Sierra	71,100 [b]	663,363
Parametric Technology	107,000 [b]	682,660
Pitney Bowes	90,600	3,945,630

The Fund 19

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)

Technology (continued)
QLogic	35,800 [b]	1,105,146
QUALCOMM	643,700	21,248,537
Sanmina-SCI	207,072 [b]	1,132,684
Scientific-Atlanta	60,000	1,996,200
Siebel Systems	203,551	1,811,604
Solectron	383,100 [b]	1,451,949
Sun Microsystems	1,341,984 [b]	5,005,600
Symantec	280,300 [a,b]	6,093,722
Symbol Technologies	95,650	944,066
Tektronix	34,900	812,123
Tellabs	176,600 [b]	1,536,420
Teradyne	77,100 [b]	922,887
Texas Instruments	654,948	18,384,390
VERITAS Software	168,368 [b]	4,108,179
Xerox	377,566 [a,b]	5,206,635
Xilinx	138,200	3,524,100
Yahoo!	517,176 [a,b]	17,920,148
		627,374,929
Utilities—5.5%
AES	257,400 [b]	4,216,212
AT&T	315,703	6,010,985
Allegheny Energy	64,000 [a,b]	1,614,080
Ameren	80,100	4,429,530
American Electric Power	151,350	5,580,275
BellSouth	721,401	19,167,624
CMS Energy	86,200 [b]	1,298,172
Calpine	212,015 [a,b]	720,851
CenturyTel	51,700	1,790,371
Cinergy	78,120	3,501,338
Citizens Communications	134,200 [a]	1,803,648
Consolidated Edison	95,800	4,487,272
Constellation Energy Group	69,950	4,035,416
DTE Energy	68,650 [a]	3,210,761
Dominion Resources	134,192	9,848,351
Duke Energy	365,100	10,854,423

20

Common Stocks (continued)	Shares		Value ($)

Utilities (continued)
Dynegy, Cl. A	130,800	[a,b]	635,688
Edison International	128,400		5,206,620
Entergy	83,550		6,312,203
Exelon	263,650		13,533,154
FPL Group	154,400		6,494,064
FirstEnergy	129,933		6,251,077
PG&E	145,850		5,475,209
PPL	74,750		4,438,655
Pinnacle West Capital	38,800		1,724,660
Progress Energy	97,985	[a]	4,432,841
Public Service Enterprise Group	94,050	[a]	5,720,121
Qwest Communications International	658,862	[a,b]	2,444,378
SBC Communications	1,301,489		30,910,363
Southern	293,310		10,169,058
TECO Energy	81,600		1,543,056
TXU	94,430		7,846,189
Verizon Communications	1,090,313		37,670,314
Xcel Energy	158,495		3,093,822
			236,470,781
Total Common Stocks
(cost $3,300,548,760)			4,290,449,112

	Principal
Short-Term Investments—.2%	Amount ($)		Value ($)

Repurchase Agreement—.1%
Greenwich Capital Markets, Tri-Party Repurchase Agreement,
2.90%, dated 6/30/2005, due 7/1/2005 in the
amount of $5,860,472 (fully collateralized by
$6,035,000 Federal Home Loan Mortgage Corp.,
2.05%, 7/21/2006, value $5,981,797)	5,860,000	5,860,000
U.S. Treasury Bills—.1%
2.76%, 7/14/2005	3,000,000 [c]	2,996,910
2.94%, 9/1/2005	1,500,000 [c]	1,492,305
		4,489,215
Total Short-Term Investments
(cost $10,349,521)		10,349,215

T h e F u n d 21

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Investment of Cash Collateral
for Securities Loaned—2.8%		Shares	Value ($)

Registered Investment Company;
Dreyfus Institutional Cash Advantage Plus Fund
(cost $119,950,529)		119,950,529 [d]	119,950,529

Total Investments (cost $3,430,848,810)		102.7%	4,420,748,856

Liabilities, Less Cash and Receivables		(2.7%)	(116,058,115)

Net Assets		100.0%	4,304,690,741

[a]	All or a portion of these securities are on loan. At June 30, 2005, the total market value of the fund’s securities on
	loan is $145,585,005 and the total market value of the collateral held by the fund is $153,610,957, consisting of
	cash collateral of $119,950,529 and U.S. Government and agency securities valued at $33,660,428.
[b] Non-income producing.
[c]	Partially held by the broker in a segregated account as collateral for open financial futures positions.
[d]	Investment in affiliated money market mutual funds.

Portfolio Summary (Unaudited) †

	Value (%)		Value (%)

Interest Sensitive	23.6	Consumer Staples	7.7
Technology	14.6	Services	6.8
Health Care	13.3	Utilities	5.5
Producer Goods & Services	10.1	Short-Term/
Consumer Cyclical	9.1	Money Market Investments	3.0
Energy	9.0		102.7

† Based on net assets.
See notes to financial statements.

22

STATEMENT OF FINANCIAL FUTURES June 30, 2005 (Unaudited)
		Market Value		Unrealized
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 6/30/2005 ($)

Financial Futures Long
Standard & Poor’s 500	53	15,840,375	September 2005	(156,953)

See notes to financial statements.
The Fund 23

STATEMENT OF ASSETS AND LIABILITIES June 30, 2005 (Unaudited)
	Cost	Value

Assets ($):
Investments in securities—
See Statement of Investments (including securities
on loan, valued at $145,585,005)—Note 1(b):
Unaffiliated issuers	3,310,898,281	4,300,798,327
Affiliated issuers	119,950,529	119,950,529
Cash		624,743
Dividends and interest receivable		5,284,632
Receivable for investment securities sold		330,818
Receivable for shares of Common Stock subscribed		222,705
Prepaid expenses		112,224
		4,427,323,978

Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)		987,988
Liability for securities loaned—Note 1(b)		119,950,529
Payable for shares of Common Stock redeemed		1,385,695
Payable for futures variation margin—Note 4		94,940
Accrued expenses		214,085
		122,633,237

Net Assets ($)		4,304,690,741

Composition Net Assets ($):
Paid-in capital		3,796,314,090
Accumulated undistributed investment income—net		375,031
Accumulated net realized gain (loss) on investments		(481,741,473)
Accumulated net unrealized appreciation (depreciation)
on investments [including ($156,953) net unrealized
(depreciation) on financial futures]		989,743,093

Net Assets ($)		4,304,690,741

Net Asset Value Per Share
	Initial Shares	Service Shares

Net Assets ($)	3,780,402,068	524,288,673
Shares Outstanding	124,469,437	17,257,320

Net Assets Value Per Share ($)	30.37	30.38

See notes to financial statements.
24

STATEMENT OF OPERATIONS Six Months Ended June 30, 2005 (Unaudited)
Investment Income ($):
Income:
Cash dividends	38,283,640
Interest	241,059
Income on securities lending	187,439
Total Income	38,712,138
Expenses:
Management fee—Note 3(a)	5,145,699
Distribution fees (Service Shares)—Note 3(b)	621,257
Professional fees	157,696
Prospectus and shareholders’ reports	116,787
Shareholder servicing costs (Initial Shares)—Note 3(c)	106,331
Directors’ fees and expenses—Note 3(d)	48,615
Loan commitment fees—Note 2	17,282
Interest expense—Note 2	10,283
Registration fees	2,531
Miscellaneous	88,164
Total Expenses	6,314,645
Investment Income—Net	32,397,493

Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	(45,980,735)
Net realized gain (loss) on financial futures	99,900
Net Realized Gain (Loss)	(45,880,835)
Net unrealized appreciation (depreciation) on investments
[including ($247,518) net unrealized (depreciation)
on financial futures]	(21,692,065)
Net Realized and Unrealized Gain (Loss) on Investments	(67,572,900)
Net (Decrease) in Net Assets Resulting from Operations	(35,175,407)

See notes to financial statements.
The Fund25

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	June 30, 2005	Year Ended
	(Unaudited)	December 31, 2004

Operations ($):
Investment income—net	32,397,493	71,964,642
Net realized gain (loss) on investments	(45,880,835)	(20,431,607)
Net unrealized appreciation
(depreciation) on investments	(21,692,065)	366,836,857
Net Increase (Decrease) in Net Assets
Resulting from Operations	(35,175,407)	418,369,892

Dividends and Distributions to Shareholders ($):
Dividends from investment income—net:
Initial shares	(28,915,332)	(66,135,348)
Service shares	(3,279,868)	(5,923,375)
Distributions of return of capital:
Initial shares	—	(872,378)
Service shares	—	(113,991)
Total Dividends and Distributions	(32,195,200)	(73,045,092)

Capital Stock Transactions ($):
Net proceeds from shares sold:
Initial shares	121,664,664	268,498,518
Service shares	88,449,951	271,373,054
Net assets received in connection
with reorganization—Note 1	166,871,392	—
Dividends reinvested:
Initial shares	28,915,332	67,007,726
Service shares	3,279,868	6,037,366
Cost of shares redeemed:
Initial shares	(319,268,712)	(573,864,693)
Service shares	(63,704,461)	(93,401,763)
Increase (Decrease) in Net Assets from
Capital Stock Transactions	26,208,034	(54,349,792)
Total Increase (Decrease) in Net Assets	(41,162,573)	290,975,008

Net Assets ($):
Beginning of Period	4,345,853,314	4,054,878,306
End of Period	4,304,690,741	4,345,853,314
Undistributed investment income—net	375,031	172,738

26

	Six Months Ended
	June 30, 2005	Year Ended
	(Unaudited)	December 31, 2004

Capital Share Transactions:
Initial Shares
Shares sold	4,007,202	9,283,294
Shares issued in connection
with reorganization—Note 1	5,653,156	—
Shares issued for dividends reinvested	956,220	2,257,246
Shares redeemed	(10,530,111)	(19,846,073)
Net Increase (Decrease) in Shares Outstanding	86,467	(8,305,533)

Service Shares
Shares sold	2,936,265	9,376,754
Shares issued for dividends reinvested	108,447	202,987
Shares redeemed	(2,080,408)	(3,256,604)
Net Increase (Decrease) in Shares Outstanding	964,304	6,323,137

See notes to financial statements.
The Fund 27

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated.All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

	Six Months Ended
	June 30, 2005		Year Ended December 31,

Initial Shares (Unaudited)		2004	2003	2002	2001	2000

Per Share Data ($):
Net asset value,
beginning of period	30.89	28.43	22.47	29.36	34.00	38.45
Investment Operations:
Investment income—net [a]	.24	.51	.37	.34	.34	.35
Net realized and
unrealized gain (loss)
on investments	(.52)	2.48	5.96	(6.89)	(4.48)	(3.88)
Total from Investment
Operations	(.28)	2.99	6.33	(6.55)	(4.14)	(3.53)
Distributions:
Dividends from
investment income—net	(.24)	(.53)	(.37)	(.34)	(.34)	(.35)
Dividends from net realized
gain on investments	—	—	—	—	(.16)	(.57)
Dividends from
return of capital	—	(.00)[b]	—	—	—	—
Total Distributions	(.24)	(.53)	(.37)	(.34)	(.50)	(.92)
Net asset value,
end of period	30.37	30.89	28.43	22.47	29.36	34.00

Total Return (%)	(.92)[c]	10.64	28.36	(22.36)	(12.18)	(9.28)

Ratios/Supplemental
Data (%):
Ratio of total expenses
to average net assets	.13[c]	.26	.28	.27	.26	.26
Ratio of net investment
income to average
net assets	.78[c]	1.76	1.52	1.33	1.09	.95
Portfolio Turnover Rate	5.58[c]	3.78	2.80	6.05	4.03	4.97

Net Assets,
end of period
($ x 1,000) 3,780,402		3,842,397	3,771,728	3,093,295	4,392,178	5,134,195

[a]	Based on average shares outstanding at each month end.
[b]	Amount represents less than $.01 per share.
[c] Not annualized.
See notes to financial statements.
28

	Six Months Ended
	June 30, 2005		Year Ended December 31,

Service Shares	(Unaudited)	2004	2003	2002	2001	2000 [a]

Per Share Data ($):
Net asset value,
beginning of period	30.90	28.40	22.44	29.33	34.00	34.00
Investment Operations:
Investment income—net	.20[b]	.46[b]	.32[b]	.29[b]	.24[b]	—
Net realized and unrealized
gain (loss) on investments	(.52)	2.46	5.93	(6.89)	(4.48)	—
Total from Investment Operations	(.32)	2.92	6.25	(6.60)	(4.24)	—
Distributions:
Dividends from
investment income—net	(.20)	(.42)	(.29)	(.29)	(.27)	—
Dividends from net realized
gain on investments	—	—	—	—	(.16)	—
Dividends from return of capital	—	(.00)[c]	—	—	—	—
Total Distributions	(.20)	(.42)	(.29)	(.29)	(.43)	—
Net asset value, end of period	30.38	30.90	28.40	22.44	29.33	34.00

Total Return (%)	(1.04)[d]	10.35	28.05	(22.55)	(12.46)	—

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.26[d]	.51	.53	.51	.57	—
Ratio of net investment income
to average net assets	.66[d]	1.59	1.27	1.19	.83	—
Portfolio Turnover Rate	5.58[d]	3.78	2.80	6.05	4.03	4.97

Net Assets, end of period
($ x 1,000)	524,289	503,456	283,150	78,762	26,461	1

[a]	The fund commenced offering Service shares on December 31, 2000.
[b]	Based on average shares outstanding at each month end.
[c]	Amount represents less than $.01 per share.
[d] Not annualized.
See notes to financial statements.

T h e F u n d 29

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Stock Index Fund, Inc. (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a non-diversified open-end management investment company, that is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies to be offered by the separate accounts of life insurance companies. The fund’s investment objective is to match the total return of the Standard and Poor’s 500 Composite Stock Price Index.The Dreyfus Corporation (“Dreyfus”) serves as the fund’s manager and Mellon Equity Associates (“Mellon Equity”), an affiliate of Dreyfus, serves as the fund’s index manager. Dreyfus is a wholly-owned subsidiary of Mellon Financial Corporation (“Mellon Financial”).

As of the close of business on April 29, 2005, pursuant to an Agreement and Plan of Reorganization previously approved by the fund’s Board of Directors, all of the assets, subject to the liabilities, of Times Square VP S&P 500® Index Fund (“portfolio”), a series of CIGNA Variable Products Group were transferred to the fund. Shareholders of the portfolio received Initial shares of the fund, in an amount equal to the aggregate net asset value of their investment in the portfolio at the time of the exchange.The net asset value of the fund’s Initial shares at the close of business on April 29, 2005, after the reorganization, was $29.52 per share and a total of 5,653,156 Initial shares representing net assets of $166,871,392 (including $711,591 net unrealized appreciation on investments) were issued to the portfolio’s shareholders, in the exchange. The exchange was a tax-free event to the shareholders.

Dreyfus Service Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares, which are sold without a sales charge.The fund is authorized to issue 400 million shares of $.001 par value Common Stock in each of the following classes of shares: Initial shares (250 million shares authorized) and Service shares (150 million shares authorized). Initial shares are subject to a shareholder services fee and Service shares are subject to a distribution fee. Each class of shares has identical rights and privileges, except with respect to the distribution plan and shareholder services plan and the expenses borne

30

by each class and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is avail-able.When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADR’s and futures contracts. For other

The Fund 31

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

securities that are fair valued by the Board of Directors, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Financial futures are valued at the last sales price.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments is recognized on the accrual basis.

The fund has an arrangement with the custodian bank whereby the fund receives earnings credits from the custodian when positive cash balances are maintained, which are used to offset custody fees. For financial reporting purposes, the fund includes net earnings credits, if any, as an expense offset in the Statement of Operations.

Pursuant to a securities lending agreement with Mellon Bank, N.A., an affiliate of Dreyfus, the fund may lend securities to qualified institutions. At originations, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan will be maintained at all times. Cash collateral is invested in certain money market mutual funds managed by Dreyfus.The fund will be entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund would bear the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

The fund may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, the fund, through its custodian and sub-custodian, takes possession of an underlying debt obligation

32

subject to an obligation of the seller to repurchase, and the fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the fund’s holding period.This arrangement results in a fixed rate of return that is not subject to market fluctuations during the fund’s holding period.The value of the collateral is at least equal, at all times, to the total amount of the repurchase obligation, including interest. In the event of a counter party default, the fund has the right to use the collateral to offset losses incurred.There is potential loss to the fund in the event the fund is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the fund seeks to assert its rights. Dreyfus, acting under the supervision of the Board of Directors, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the fund enters into repurchase agreements to evaluate potential risks.

(c) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” in the Act.

(d) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net are declared and paid on a quarterly basis. Dividends from net realized capital gain, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gain can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gain. Income and capital gain distributions are determined in accordance with incomes tax regulations, which may differ from U.S. generally accepted accounting principles.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

The Fund 33

NOTES TO FINANCIAL STATEMENTS (Unaudited ) (continued)

The fund has an unused capital loss carryover of $352,175,625 available for federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to December 31, 2004. If not applied,$309,578,875 of the carryover expires in fiscal 2010,$27,409,843 expires in fiscal 2011 and $15,186,907 expires in fiscal 2012.

The tax character of distributions paid to shareholders during the fiscal year ended December 31, 2004, was as follows: ordinary income $72,058,723 and return of capital $986,369.The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Line of Credit:

The fund participates with other Dreyfus-managed funds in a $350 million redemption credit facility (the “Facility”) to be utilized for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay commitment fees on its pro rata portion of the Facility. Interest is charged to the fund based on prevailing market rates in effect at the time of borrowings.

The average daily amount of borrowings outstanding under the Facility during the period ended June 30, 2005, was approximately $745,300 with a related weighted average annualized interest rate of 2.78% .

NOTE 3—Management Fee, Index Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a Management Agreement with Dreyfus, the management fee is computed at the annual rate of .245 of 1% of the value of the fund’s average daily net assets, and is payable monthly. Dreyfus has agreed to pay Mellon Equity a monthly index-management fee at the annual rate of .095 of 1% of the value of the fund’s average daily net assets. Dreyfus has undertaken from January 1, 2005 until such time as they give shareholders at least 180 days notice to the contrary that if any full fiscal year the fund’s aggregate expenses exclusive of brokerage commissions, Rule 12b-1 distribution plan fees, transaction fees and extraordinary expenses, exceed an annual rate of .40 of 1% of the fund’s average daily net assets, the fund may deduct from the payments to be made to Dreyfus, or Dreyfus will bear, such excess expense.

34

During the period ended June 30, 2005, there was no expense reimbursement pursuant to the undertaking.

(b) Under the Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, Service shares pay the Distributor for distributing their shares, for servicing and/or maintaining Service shares shareholder accounts and for advertising and marketing for Service shares.The Plan provides payments to be made at an annual rate of .25 of 1% of the value of the Service shares average daily net assets.The Distributor may make payments to Participating Insurance Companies and brokers and dealers acting as principal underwriter for their variable insurance products.The fees payable under the Plan are payable without regard to actual expenses incurred. During the period ended June 30, 2005, Service shares were charged $621,257 pursuant to the Plan.

(c) Under the Shareholder Services Plan, Initial shares reimburses the Distributor an amount not to exceed an annual rate of .25 of 1% of the value of the Initial shares’ average daily net assets for certain allocated expenses with respect to servicing and/or maintaining Initial shares shareholder accounts. During the period ended June 30, 2005, Initial shares were charged $9,583 pursuant to the Shareholders Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended June 30, 2005, the fund was charged $581 pursuant to the transfer agency agreement.

During the period ended June 30, 2005, the fund was charged $1,998 for services performed by the Chief Compliance Officer.

The components of Due to The Dreyfus Corporation and affiliates in the Statement of Assets and Liabilities consist of: management fees $877,344, Rule 12b-1 distribution plan fees $108,436, chief compliance officer fees $1,998 and transfer agency per account fees $210.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

The Fund 35

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities and financial futures, during the period ended June 30, 2005, amounted to $260,420,722 and $236,475,232, respectively.

The fund may invest in financial futures contracts in order to gain exposure to or protect against changes in the market. The fund is exposed to market risk as a result of changes in the value of the underlying financial instruments. Investments in financial futures require the fund to “mark to market” on a daily basis, which reflects the change in the market value of the contract at the close of each day’s trading. Typically, variation margin payments are received or made to reflect daily unrealized gains or losses.When the contracts are closed, the fund recognizes a realized gain or loss.These investments require initial margin deposits with a broker, which consist of cash or cash equivalents.The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Contracts open at June 30, 2005 are set forth in the Statement of Financial Futures.

At June 30, 2005, accumulated net unrealized appreciation on investments was $989,900,046, consisting of $1,415,875,866 gross unrealized appreciation and $425,975,820 gross unrealized depreciation.

At June 30, 2005, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 5—Legal Matters:

In early 2004, two purported class and derivative actions were filed against Mellon Financial, Mellon Bank, N.A., Dreyfus, Founders Asset Management LLC, and certain directors of the Dreyfus Funds and the Dreyfus Founders Funds (together, the “Funds”) in the United States District Court for the Western District of Pennsylvania. In September 2004, plaintiffs served a Consolidated Amended Complaint (the “Amended Complaint”) on behalf of a purported class of all persons

36

who acquired interests in any of the Funds between January 30, 1999 and November 17, 2003, and derivatively on behalf of the Funds.The Amended Complaint in the newly styled In re Dreyfus Mutual Funds Fee Litigation also named the Distributor, Premier Mutual Fund Services, Inc. and two additional Fund directors as defendants and alleges violations of the Investment Company Act of 1940, the Investment Advisers Act of 1940, the Pennsylvania Unfair Trade Practices and Consumer Protection Law and common-law claims. Plaintiffs seek to recover allegedly improper and excessive Rule 12b-1 and advisory fees allegedly charged to the Funds for marketing and distribution services. More specifically, plaintiffs claim, among other things, that 12b-1 fees and directed brokerage were improperly used to pay brokers to recommend the Funds over other funds, and that such payments were not disclosed to investors. In addition, plaintiffs assert that economies of scale and soft-dollar benefits were not passed on to the Funds. Plaintiffs further allege that 12b-1 fees were improperly charged to certain of the Funds that were closed to new investors.The Amended Complaint seeks compensatory and punitive damages, rescission of the advisory contracts, and an accounting and restitution of any unlawful fees, as well as an award of attorneys’ fees and litigation expenses. As noted, some of the claims in this litigation are asserted derivatively on behalf of the Funds that have been named as nominal defendants. With respect to such derivative claims, no relief is sought against the Funds. Dreyfus believes the allegations to be totally without merit and intends to defend the action vigorously. In November 2004, all named defendants moved to dismiss the Amended Complaint in the whole or substantial part. Briefing was completed in May 2005.

Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed against the defendants in the future. Neither Dreyfus nor the Funds believe that any of the pending actions will have a material adverse effect on the Funds or Dreyfus’ ability to perform its contract with the Funds.

The Fund 37

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the Board of Directors of the fund held on March 14, 2005, the Board considered the re-approval for a one-year term of the fund’s Management Agreement (the “Management Agreement”), pursuant to which the Manager provides the fund with management services, and of the fund’s Index Management Agreement with Mellon Equity Associates, LLC (“MEA”), pursuant to which MEA provides day-to-day management of the fund’s investments subject to the Manager’s oversight.The Board members who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”)) of the fund were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Manager and MEA.

Analysis of Nature, Extent and Quality of Services Provided to the Fund. The Board members received a presentation from representatives of the Manager regarding services provided to the fund and other funds in the Dreyfus fund complex, and discussed the nature, extent and quality of the services provided to the fund by the Manager pursuant to the Management Agreement, and by MEA pursuant to the Index Management Agreement. The Manager’s representatives reviewed the fund’s distribution of accounts and the relationships the Manager has with various intermediaries and the different needs of each.The Board noted that the fund’s shares were offered only to separate accounts established by insurance companies to fund variable annuity contracts and variable life insurance policies. The Manager’s representatives noted the diversity of distribution among the funds in the Dreyfus complex, and the Manager’s corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each distribution channel, including that of the fund.The Board also reviewed the number of shareholder accounts in the fund, as well as the fund’s asset size.

The Board members also considered MEA’s research and portfolio management capabilities and that the Manager also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements.

38

The Board members also considered the Manager’s extensive administrative, accounting and compliance infrastructure, as well as the Manager’s supervisory activities over MEA.

Comparative Analysis of the Fund’s Performance, Management Fee and Expense Ratio. The Board members reviewed the fund’s performance and expense ratios and placed significant emphasis on two comparison groups of comparable funds and Lipper averages, and discussed the results of the comparisons.The groups of comparable funds were previously approved by the Board for this purpose and were prepared using a Board-approved selection methodology that was based, in part, on selecting non-affiliated funds reported in the same Lipper category as the fund.The first comparison group, used to evaluate the fund’s Initial Shares, was comprised of funds in the Lipper underlying S&P 500 Objective Index Funds - Variable Insurance Products category (the “Lipper Category”) with assets of $1 billion or more and without a Rule 12b-1 plan in effect.The Board members noted that the performance of the fund’s Initial Shares was above the Lipper Category averages and comparison group averages for the one-, three-, five-, and ten-year periods ended January 31, 2005. The second comparison group, used to evaluate the fund’s Service Shares, was comprised of funds in the comparative Lipper Category with assets of $100 million or more and with a Rule 12b-1 plan in effect.The Board members noted that the performance fund’s Service Shares was slightly below the comparison group averages and below the Lipper Category averages for the one- and three-year periods ended January 31, 2005.

The Board members reviewed the range of management fees and expense ratios of the Initial Shares, noting that the fund’s management fee was lower than the fee payable by most of the funds in the comparison groups, and that the total expense ratio for the funds’ Initial Shares was lower, and for the fund’s Service Shares was slightly higher, than that of it respective comparison group category average.The Board members noted that the total expense ratio’s average for the Service Shares’ comparison group was skewed by one fund with a substantially lower

Th e Fund 39

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited) ( c o n t i n u e d )

expense ratio than all other funds in the category.The Board members also considered the fund’s primary distribution channel, and the fees charged, and services provided, by financial intermediaries offering the fund in that channel.The Board members noted that the Manager has voluntarily agreed that, until such time as it gives shareholders at least 180 days’ notice to the contrary, if the aggregate expenses of the fund (excluding brokerage commissions, Rule 12b-1 fees, transaction fees and extraordinary expenses) exceed .40 of 1% of the value of the fund’s average net assets, the fund may deduct from the payments to be made to Dreyfus, or Dreyfus will bear, such excess expense.

Representatives of the Manager reviewed with the Board members the fees paid to the Manager or its affiliates by mutual funds managed by the Manager or its affiliates with similar investment objectives, policies and strategies as the fund (the “Similar Funds”) and to the Manager or MEA or any of their affiliates by separate accounts with similar investment objectives, policies and strategies as the fund (the “Separate Accounts” and, collectively with the Similar Funds, the “Similar Accounts”), and explained the nature of each Similar Account and the differences, from the Manager’s and MEA’s perspective, as applicable, in providing services to such Similar Accounts as compared to the fund.The Manager’s representatives also reviewed the costs associated with distribution through intermediaries. The Board analyzed differences in fees paid for managing the Similar Accounts and discussed the relationship of the advisory fees paid in light of the Manager’s or MEA’s performance, as the case may be, and the services provided. The Board members considered the relevance of the fee information provided for the Similar Accounts managed by the Manager or MEA, as applicable, to evaluate the appropriateness and reasonableness of the fund’s management and index management fees. The Board acknowledged that differences in fees paid by the Similar Accounts seemed to be consistent with the services provided.

Analysis of Profitability and Economies of Scale. The Manager’s representatives reviewed the dollar amount of expenses allocated and profit received by the Manager and the method used to determine

40

such expenses and profit.The Board received and considered information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to and determining the profitability of individual funds and the entire Dreyfus mutual fund complex. The consulting firm also analyzed where any economies of scale might emerge as assets grow. The Board members evaluated the analysis in light of the relevant circumstances for the fund, the extent to which economies of scale would be realized as the fund grows and whether fee levels reflect these economies of scale for the benefit of fund investors.The Board members also considered potential benefits to the Manager and MEA from acting as investment adviser and index manager, respectively, and noted the soft dollar arrangements with respect to trading the fund’s portfolio.

It was noted that the Board members should consider the Manager’s profitability with respect to the fund as part of their evaluation of whether the fees under the Management Agreement bear a reasonable relationship to the mix of services provided by the Manager, including the nature, extent and quality of such services and that a discussion of economies of scale is predicated on increasing assets and that, if a fund’s assets had been decreasing, the possibility that the Manager may have realized any economies of scale would be less. It also was noted that the Manager, and not the fund, pays MEA pursuant to the Index Management Agreement. It also was noted that the profitability percentage for managing the fund was within ranges determined by appropriate court cases to be reasonable given the services rendered and, given the fund’s overall performance and generally superior service levels provided. The Board also noted the current fee waiver and expense reimbursement arrangement and its potential effect on profitability of the Manager.

At the conclusion of these discussions, each of the Independent Directors expressed the opinion that he or she had been furnished with sufficient information to make an informed business decision with respect to continuation of the fund’s Management Agreement and Index Management Agreement. Based on their discussions and

The Fund 41

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited) ( c o n t i n u e d )

considerations as described above, the Board made the following conclusions and determinations.

  The Board concluded that the nature, extent and quality of the ser- vices provided by the Manager are adequate and appropriate.
  The Board was satisfied with the fund’s overall performance.
  The Board concluded that the fee paid by the fund to the Manager was reasonable in light of comparative performance and expense and advisory fee information, costs of the services provided and profits realized, or to be realized, and benefits derived or to be derived by the Manager and MEA from their relationship with the fund.
  The Board determined that, to the extent that material economies of scale had not been shared with the fund, the Board would seek to do so.

The Board members considered these conclusions and determinations, along with information received on a routine and regular basis throughout the year, and, without any one factor being dispositive, the Board determined that re-approval of the fund’s Management Agreement and Index Management Agreement was in the best interests of the fund and its shareholders.

42

For More Information

Dreyfus Stock Index Fund, Inc.	Custodian
200 Park Avenue	Boston Safe Deposit and Trust
New York, NY 10166	Company
Manager	One Boston Place
Boston, MA 02109
The Dreyfus Corporation
200 Park Avenue	Transfer Agent &
New York, NY 10166	Dividend Disbursing Agent

Index Fund Manager	Dreyfus Transfer, Inc.
200 Park Avenue
Mellon Equity Associates	New York, NY 10166
500 Grant Street
Pittsburgh, PA 15258	Distributor
Dreyfus Service Corporation
200 Park Avenue
New York, NY 10166

Telephone Call your financial representative or 1-800-554-4611

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144 Attn: Institutional Servicing

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the 12-month period ended June 30, 2005, is available at http://www.dreyfus.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-645-6561.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

The Registrant has a Nominating Committee (the "Committee"), which is responsible for selecting and nominating persons for election or appointment by the Registrant's Board as Board members. The Committee has adopted a Nominating Committee Charter (the "Charter"). Pursuant to the Charter, the Committee will consider recommendations for nominees from shareholders submitted to the Secretary of the Registrant, c/o The Dreyfus Corporation Legal Department, 200 Park Avenue, 8th Floor East, New York, New York 10166. A nomination submission must include information regarding the recommended nominee as specified in the Charter. This information includes all information relating to a recommended nominee that is required to be disclosed in solicitations or proxy statements for the election of Board members, as well as information sufficient to evaluate the factors to be considered by the Committee, including character and integrity, business and professional experience, and whether the person has the ability to apply sound and independent business judgment and would act in the interests of the Registrant and its shareholders.

Nomination submissions are required to be accompanied by a written consent of the individual to stand for election if nominated by the Board and to serve if elected by the shareholders, and such additional information must be provided regarding the recommended nominee as reasonably requested by the Committee.

Item 11. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.
(a)(1)	Not applicable.
(a)(2)	Certifications of principal executive and principal financial officers as required by Rule 30a-2(a)
under the Investment Company Act of 1940.
(a)(3)	Not applicable.
(b)	Certification of principal executive and principal financial officers as required by Rule 30a-2(b)
under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Stock Index Fund, Inc.

By:	/s/ Stephen E. Canter
Stephen E. Canter
President

Date:	August 10, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen E. Canter
Stephen E. Canter
Chief Executive Officer

Date:	August 10, 2005

By:	/s/ James Windels
James Windels
Chief Financial Officer

Date:	August 10, 2005

EXHIBIT INDEX
(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-
2(a) under the Investment Company Act of 1940. (EX-99.CERT)

(b) Certification of principal executive and principal financial officers as required by Rule 30a-
2(b) under the Investment Company Act of 1940. (EX-99.906CERT)